Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,131,250.00
Total Fee Amount	185.42
Total Offset Amount	0.00
Net Fee	$ 185.42
Offering Table N/A
Offset Table N/A	N/A